Related Party Transactions - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Equity Investee | Content purchases
Related Party Transaction [Line Items]
Related party transaction, purchases	¥ 993,652	$ 146,349	¥ 510,889